Cover	Mar. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2024
Entity File Number	001-37649
Entity Registrant Name	MINIM, INC.
Entity Central Index Key	0001467761
Entity Tax Identification Number	04-2621506
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	848 Elm Street
Entity Address, City or Town	Manchester
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03101
City Area Code	(833)
Local Phone Number	966-4646
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Preferred Stock, $0.01 par value
Trading Symbol	MINM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false